Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Core Bond Fund

May 31, 2021

ZCD-QTLY-0721
1.9881604.104

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33 (a)	$18,000	$17,385
3.8% 12/1/57 (a)	175,000	172,331
4.45% 4/1/24	3,000	3,297
5.15% 11/15/46	50,000	61,810
6.2% 3/15/40	40,000	52,857
6.3% 1/15/38	50,000	67,987
Verizon Communications, Inc.:
2.1% 3/22/28	54,000	54,709
2.55% 3/21/31	50,000	50,280
3% 3/22/27	13,000	14,004
4.862% 8/21/46	57,000	70,694
5.012% 4/15/49	4,000	5,062
		570,416
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	100,000	112,396
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	51,171
5.375% 5/1/47	55,000	64,194
5.75% 4/1/48	100,000	122,202
Comcast Corp. 6.45% 3/15/37	15,000	21,407
Discovery Communications LLC:
3.625% 5/15/30	30,000	32,061
4.65% 5/15/50	81,000	89,959
Fox Corp.:
3.666% 1/25/22	4,000	4,088
4.03% 1/25/24	6,000	6,524
4.709% 1/25/29	9,000	10,435
5.476% 1/25/39	9,000	11,216
Time Warner Cable LLC:
4% 9/1/21	80,000	80,209
5.875% 11/15/40	100,000	125,490
7.3% 7/1/38	120,000	169,895
		788,851
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	60,000	65,959
3.875% 4/15/30	100,000	109,606
4.375% 4/15/40	13,000	14,545
4.5% 4/15/50	26,000	29,423
		219,533

TOTAL COMMUNICATION SERVICES		1,691,196

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.7%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	202,540
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	200,000	204,790
3.125% 5/12/23 (a)	200,000	210,409
		617,739
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	17,000	18,887
3.6% 7/1/30	20,000	22,128
		41,015
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	15,000	15,452
3% 11/19/24	34,000	36,282
		51,734
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	7,000	8,236
AutoZone, Inc.:
3.625% 4/15/25	12,000	13,140
4% 4/15/30	55,000	61,626
Lowe's Companies, Inc. 4.5% 4/15/30	39,000	45,560
O'Reilly Automotive, Inc. 4.2% 4/1/30	12,000	13,678
TJX Companies, Inc. 3.75% 4/15/27	44,000	49,346
		191,586

TOTAL CONSUMER DISCRETIONARY		902,074

CONSUMER STAPLES - 1.8%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	148,799
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	100,000	109,472
4.35% 6/1/40	35,000	39,950
4.5% 6/1/50	100,000	114,729
4.75% 4/15/58	27,000	31,532
5.45% 1/23/39	20,000	25,327
5.55% 1/23/49	204,000	266,665
5.8% 1/23/59 (Reg. S)	34,000	46,180
The Coca-Cola Co.:
3.375% 3/25/27	63,000	70,429
3.45% 3/25/30	35,000	38,973
		892,056
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	28,000	32,680
5.95% 4/1/30	30,000	38,214
6.6% 4/1/40	30,000	43,207
6.6% 4/1/50	30,000	45,090
		159,191
Food Products - 0.1%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	70,000	78,488
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	30,000	28,568
4.25% 8/9/42	27,000	27,576
4.5% 5/2/43	80,000	83,712
4.8% 2/14/29	40,000	45,801
BAT Capital Corp. 4.906% 4/2/30	100,000	113,239
Reynolds American, Inc. 7.25% 6/15/37	75,000	98,339
		397,235

TOTAL CONSUMER STAPLES		1,526,970

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	27,209
5.85% 2/1/35	25,000	31,329
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	26,610
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	28,200
5.8% 6/1/45	10,000	12,903
DCP Midstream Operating LP:
3.875% 3/15/23	20,000	20,760
5.85% 5/21/43 (a)(b)	105,000	96,075
Enbridge, Inc.:
4% 10/1/23	20,000	21,395
4.25% 12/1/26	25,000	28,156
Energy Transfer LP:
3.75% 5/15/30	22,000	23,417
4.2% 9/15/23	6,000	6,430
4.25% 3/15/23	7,000	7,370
4.95% 6/15/28	172,000	196,882
5% 5/15/50	49,000	54,119
5.4% 10/1/47	51,000	57,873
5.8% 6/15/38	12,000	14,294
6% 6/15/48	8,000	9,681
Exxon Mobil Corp. 3.482% 3/19/30	160,000	176,955
Hess Corp.:
4.3% 4/1/27	8,000	8,905
7.125% 3/15/33	100,000	133,575
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,428
6.55% 9/15/40	65,000	88,525
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	14,811
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	18,000	18,011
4.5% 7/15/23	10,000	10,717
4.8% 2/15/29	6,000	6,955
4.875% 12/1/24	14,000	15,794
5.5% 2/15/49	17,000	20,997
Occidental Petroleum Corp.:
2.9% 8/15/24	35,000	34,913
3.2% 8/15/26	5,000	4,819
3.5% 8/15/29	104,000	97,500
4.3% 8/15/39	2,000	1,710
4.4% 8/15/49	92,000	77,280
5.55% 3/15/26	50,000	53,375
6.2% 3/15/40	10,000	10,550
6.6% 3/15/46	36,000	39,376
7.5% 5/1/31	40,000	47,576
Ovintiv, Inc.:
5.15% 11/15/41	148,000	157,783
6.625% 8/15/37	15,000	19,680
7.375% 11/1/31	28,000	37,332
8.125% 9/15/30	26,000	35,390
Petroleos Mexicanos:
5.95% 1/28/31	130,000	126,425
6.35% 2/12/48	246,000	207,224
6.49% 1/23/27	20,000	21,353
6.5% 3/13/27	20,000	21,354
6.75% 9/21/47	210,000	185,577
6.84% 1/23/30	378,000	390,810
6.95% 1/28/60	88,000	77,308
7.69% 1/23/50	15,000	14,445
Phillips 66 Co.:
3.7% 4/6/23	4,000	4,231
3.85% 4/9/25	5,000	5,515
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	207,570
3.6% 11/1/24	10,000	10,757
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,000	10,265
Sabine Pass Liquefaction LLC 4.5% 5/15/30	68,000	77,081
The Williams Companies, Inc.:
3.5% 11/15/30	74,000	79,305
4.3% 3/4/24	100,000	109,355
4.55% 6/24/24	70,000	77,457
5.75% 6/24/44	35,000	43,917
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	10,000	10,619
Valero Energy Corp.:
2.7% 4/15/23	15,000	15,601
2.85% 4/15/25	9,000	9,550
Western Gas Partners LP:
4.65% 7/1/26	35,000	37,320
4.75% 8/15/28	6,000	6,428
		3,535,127
FINANCIALS - 12.8%
Banks - 4.9%
Bank of America Corp.:
3.004% 12/20/23 (b)	114,000	118,618
3.5% 4/19/26	160,000	177,456
3.705% 4/24/28 (b)	29,000	32,137
3.974% 2/7/30 (b)	325,000	364,499
Barclays PLC:
2.852% 5/7/26 (b)	200,000	211,939
4.375% 1/12/26	200,000	225,156
BNP Paribas SA 2.219% 6/9/26 (a)(b)	200,000	206,877
CIT Group, Inc. 3.929% 6/19/24 (b)	10,000	10,593
Citigroup, Inc.:
3.142% 1/24/23 (b)	23,000	23,415
3.352% 4/24/25 (b)	36,000	38,671
4.3% 11/20/26	9,000	10,202
4.4% 6/10/25	81,000	90,846
4.412% 3/31/31 (b)	108,000	124,187
4.45% 9/29/27	393,000	449,814
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	226,300
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	37,000	38,394
3.797% 7/23/24 (b)	35,000	37,428
4.452% 12/5/29 (b)	300,000	346,935
4.493% 3/24/31 (b)	100,000	116,540
NatWest Markets PLC 2.375% 5/21/23 (a)	200,000	207,646
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	184,696
6% 12/19/23	175,000	197,167
6.1% 6/10/23	150,000	165,513
6.125% 12/15/22	80,000	86,495
Wells Fargo & Co.:
2.406% 10/30/25 (b)	46,000	48,378
4.478% 4/4/31 (b)	149,000	173,506
5.013% 4/4/51 (b)	144,000	190,009
Westpac Banking Corp. 4.11% 7/24/34 (b)	27,000	29,334
		4,132,751
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	24,050
Ares Capital Corp.:
3.875% 1/15/26	112,000	119,935
4.2% 6/10/24	63,000	67,868
Credit Suisse Group AG:
2.193% 6/5/26 (a)(b)	250,000	256,483
3.8% 6/9/23	250,000	265,525
Deutsche Bank AG New York Branch:
4.1% 1/13/26	100,000	110,170
5% 2/14/22	48,000	49,515
5.882% 7/8/31 (b)	250,000	288,927
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	171,773
3.2% 2/23/23	35,000	36,640
3.691% 6/5/28 (b)	170,000	187,987
3.75% 5/22/25	50,000	55,035
3.8% 3/15/30	180,000	200,546
3.814% 4/23/29 (b)	75,000	83,114
6.75% 10/1/37	113,000	161,164
Moody's Corp.:
3.25% 1/15/28	10,000	10,804
3.75% 3/24/25	52,000	57,118
4.875% 2/15/24	9,000	9,936
Morgan Stanley:
3.125% 7/27/26	271,000	295,036
3.622% 4/1/31 (b)	102,000	112,321
3.737% 4/24/24 (b)	115,000	122,118
4.431% 1/23/30 (b)	197,000	228,755
5% 11/24/25	35,000	40,599
State Street Corp. 2.825% 3/30/23 (b)	7,000	7,150
		2,962,569
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.45% 4/3/26	150,000	164,701
6.5% 7/15/25	150,000	175,724
Ally Financial, Inc.:
1.45% 10/2/23	21,000	21,332
3.05% 6/5/23	80,000	83,650
5.125% 9/30/24	21,000	23,766
5.75% 11/20/25	80,000	92,012
5.8% 5/1/25	49,000	57,256
8% 11/1/31	23,000	32,489
Capital One Financial Corp.:
2.6% 5/11/23	64,000	66,622
3.65% 5/11/27	116,000	128,979
3.8% 1/31/28	39,000	43,708
Discover Financial Services:
3.95% 11/6/24	80,000	87,790
4.1% 2/9/27	59,000	66,230
4.5% 1/30/26	74,000	83,931
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	211,444
5.584% 3/18/24	200,000	218,382
Synchrony Financial:
2.85% 7/25/22	11,000	11,265
3.95% 12/1/27	217,000	239,746
4.375% 3/19/24	13,000	14,248
5.15% 3/19/29	50,000	58,050
Toyota Motor Credit Corp. 2.9% 3/30/23	79,000	82,809
		1,964,134
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	36,894
3.85% 2/1/25	85,000	92,520
4.05% 7/1/30	44,000	48,443
4.125% 5/15/29	37,000	40,931
Equitable Holdings, Inc. 3.9% 4/20/23	4,000	4,241
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	145,000	159,381
Pine Street Trust I 4.572% 2/15/29 (a)	100,000	113,250
Pine Street Trust II 5.568% 2/15/49 (a)	100,000	125,833
Voya Financial, Inc. 3.125% 7/15/24	12,000	12,837
		634,330
Insurance - 1.3%
AIA Group Ltd. 3.375% 4/7/30 (a)	200,000	215,076
American International Group, Inc.:
2.5% 6/30/25	100,000	105,732
3.4% 6/30/30	100,000	107,996
Five Corners Funding Trust II 2.85% 5/15/30 (a)	100,000	103,813
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	20,000	23,305
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	60,953
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	49,792
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	88,626
Unum Group:
3.875% 11/5/25	175,000	192,536
4% 6/15/29	31,000	34,182
4.5% 3/15/25	60,000	67,310
		1,049,321

TOTAL FINANCIALS		10,743,105

HEALTH CARE - 0.8%
Biotechnology - 0.0%
AbbVie, Inc. 3.45% 3/15/22	40,000	40,793
Health Care Providers & Services - 0.5%
Centene Corp.:
3.375% 2/15/30	35,000	35,350
4.25% 12/15/27	35,000	36,750
4.625% 12/15/29	55,000	59,369
Cigna Corp.:
4.375% 10/15/28	133,000	153,456
4.8% 8/15/38	21,000	25,438
CVS Health Corp.:
3% 8/15/26	5,000	5,427
3.625% 4/1/27	18,000	19,963
4.78% 3/25/38	29,000	34,531
Toledo Hospital 5.325% 11/15/28	12,000	13,886
		384,170
Pharmaceuticals - 0.3%
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	5,000	5,035
5.272% 8/28/23 (b)	18,000	19,446
5.9% 8/28/28 (b)	7,000	8,050
Mylan NV 4.55% 4/15/28	20,000	22,848
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	50,000	50,051
3.95% 6/15/26	20,000	22,124
Viatris, Inc.:
1.125% 6/22/22 (a)	27,000	27,182
1.65% 6/22/25 (a)	9,000	9,138
2.7% 6/22/30 (a)	44,000	43,878
3.85% 6/22/40 (a)	19,000	19,621
		227,373

TOTAL HEALTH CARE		652,336

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	43,847
The Boeing Co.:
5.04% 5/1/27	31,000	35,737
5.15% 5/1/30	31,000	36,287
5.705% 5/1/40	30,000	37,346
5.93% 5/1/60	30,000	39,001
		192,218
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23	10,000	10,269
3.375% 7/1/25	56,000	60,122
3.875% 7/3/23	38,000	40,357
4.25% 2/1/24	29,000	31,505
		142,253
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	30,000	30,888
3.95% 7/1/24 (a)	13,000	13,842
4.25% 4/15/26 (a)	10,000	10,755
4.375% 5/1/26 (a)	10,000	10,780
		66,265

TOTAL INDUSTRIALS		400,736

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	100,000	108,830
5.85% 7/15/25 (a)	13,000	15,232
6.02% 6/15/26 (a)	25,000	29,804
6.1% 7/15/27 (a)	23,000	28,223
6.2% 7/15/30 (a)	20,000	25,052
		207,141
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	15,000	14,864
2.45% 2/15/31 (a)	151,000	145,014
2.6% 2/15/33 (a)	134,000	127,585
3.5% 2/15/41 (a)	106,000	102,512
3.75% 2/15/51 (a)	50,000	48,585
Micron Technology, Inc. 2.497% 4/24/23	61,000	63,229
		501,789
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	58,000	58,762
2.3% 3/25/28	92,000	93,955
2.8% 4/1/27	69,000	73,328
2.875% 3/25/31	120,000	122,931
		348,976

TOTAL INFORMATION TECHNOLOGY		1,057,906

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	59,000	67,672
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	42,000	50,389
Boston Properties, Inc.:
3.25% 1/30/31	34,000	35,669
4.5% 12/1/28	19,000	21,866
Corporate Office Properties LP:
2.25% 3/15/26	15,000	15,406
2.75% 4/15/31	11,000	10,806
Duke Realty LP 3.625% 4/15/23	50,000	52,377
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	10,434
3.5% 8/1/26	10,000	11,026
Healthpeak Properties, Inc.:
3.25% 7/15/26	4,000	4,351
3.5% 7/15/29	5,000	5,461
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	61,355
Lexington Corporate Properties Trust 2.7% 9/15/30	7,000	6,993
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	51,000	49,833
3.375% 2/1/31	32,000	32,300
3.625% 10/1/29	154,000	161,035
4.375% 8/1/23	34,000	36,371
4.5% 1/15/25	6,000	6,561
4.75% 1/15/28	59,000	65,950
Realty Income Corp. 3.25% 1/15/31	9,000	9,621
Retail Properties America, Inc. 4.75% 9/15/30	3,000	3,267
Simon Property Group LP 2.45% 9/13/29	14,000	14,216
Store Capital Corp.:
2.75% 11/18/30	19,000	18,825
4.625% 3/15/29	9,000	10,155
Ventas Realty LP:
3% 1/15/30	59,000	61,050
3.5% 2/1/25	65,000	70,468
4% 3/1/28	11,000	12,263
4.75% 11/15/30	100,000	117,556
VEREIT Operating Partnership LP:
2.2% 6/15/28	8,000	8,037
2.85% 12/15/32	9,000	9,168
3.4% 1/15/28	14,000	15,122
Vornado Realty LP 2.15% 6/1/26	17,000	17,147
WP Carey, Inc.:
4% 2/1/25	28,000	30,498
4.6% 4/1/24	50,000	54,870
		1,090,446
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	107,811
3.95% 11/15/27	24,000	26,004
4.1% 10/1/24	6,000	6,523
4.55% 10/1/29	10,000	11,027
CBRE Group, Inc. 2.5% 4/1/31	50,000	49,647
Mack-Cali Realty LP 3.15% 5/15/23	50,000	52,353
Tanger Properties LP 3.875% 12/1/23	56,000	59,388
		312,753

TOTAL REAL ESTATE		1,403,199

UTILITIES - 1.2%
Electric Utilities - 0.7%
Cleco Corporate Holdings LLC 3.375% 9/15/29	226,000	231,152
Duke Energy Corp. 2.45% 6/1/30	24,000	23,945
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	13,000	12,602
Edison International 5.75% 6/15/27	100,000	114,819
Entergy Corp. 2.8% 6/15/30	25,000	25,552
Exelon Corp. 4.05% 4/15/30	18,000	20,168
FirstEnergy Corp.:
4.75% 3/15/23	45,000	47,507
7.375% 11/15/31	77,000	102,555
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,800
		589,100
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	75,000	80,008
3.95% 7/15/30 (a)	66,000	71,260
		151,268
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	126,000	140,408
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	8,000	8,677
NiSource, Inc. 2.95% 9/1/29	65,000	68,055
Puget Energy, Inc. 4.1% 6/15/30	29,000	31,988
		249,128

TOTAL UTILITIES		989,496

TOTAL NONCONVERTIBLE BONDS
(Cost $21,310,431)		22,969,817

U.S. Government and Government Agency Obligations - 34.9%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$150,000	$167,872
0.875% 2/15/47	250,000	341,163
1% 2/15/49	196,500	268,332
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/30	100,000	113,234
0.125% 7/15/30	250,000	285,156
0.125% 1/15/31	100,000	111,666
0.25% 7/15/29	145,000	167,639

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,455,062

U.S. Treasury Obligations - 33.2%
U.S. Treasury Bonds:
2.375% 5/15/51	3,933,000	4,009,203
2.875% 5/15/49	894,000	1,008,098
3% 2/15/47	703,000	802,985
U.S. Treasury Notes:
0.125% 1/31/23	2,100,000	2,100,000
0.25% 5/15/24	19,000	18,970
0.25% 7/31/25	1,357,000	1,337,069
0.25% 9/30/25	1,100,000	1,081,137
0.25% 10/31/25	500,000	490,703
0.375% 12/31/25	3,217,000	3,167,614
0.75% 3/31/26	1,585,000	1,583,266
0.75% 4/30/26	3,140,000	3,134,113
1.125% 2/15/31	655,000	627,060
1.25% 4/30/28	2,392,000	2,391,253
1.25% 5/31/28	2,085,000	2,083,697
1.625% 5/15/31	1,040,000	1,041,950
1.75% 12/31/24	880,000	920,253
2.375% 4/30/26	608,000	654,598
2.5% 2/28/26	731,000	790,651
2.75% 2/28/25	582,000	630,652

TOTAL U.S. TREASURY OBLIGATIONS		27,873,272

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $29,187,806)		29,328,334

U.S. Government Agency - Mortgage Securities - 2.4%
Fannie Mae - 0.0%
4.5% 1/1/49 (d)	5,800	6,262
Ginnie Mae - 0.6%
2% 6/1/51 (e)	50,000	50,862
2% 6/1/51 (e)	50,000	50,862
2% 6/1/51 (e)	50,000	50,862
2% 6/1/51 (e)	50,000	50,862
2% 7/1/51 (e)	50,000	50,774
2% 7/1/51 (e)	50,000	50,774
2% 7/1/51 (e)	50,000	50,774
2.5% 6/1/51 (e)	50,000	51,787
3% 1/20/50 (f)	30,097	31,505
3% 7/1/51 (e)	50,000	52,149
3% 7/1/51 (e)	25,000	26,075

TOTAL GINNIE MAE		517,286

Uniform Mortgage Backed Securities - 1.8%
1.5% 6/1/36 (e)	50,000	50,617
1.5% 6/1/36 (e)	50,000	50,617
2.5% 6/1/51 (e)	150,000	155,314
2.5% 6/1/51 (e)	50,000	51,771
2.5% 6/1/51 (e)	50,000	51,771
2.5% 6/1/51 (e)	100,000	103,543
2.5% 7/1/51 (e)	100,000	103,305
3% 6/1/51 (e)	150,000	156,656
3% 6/1/51 (e)	200,000	208,875
3.5% 6/1/51 (e)	100,000	105,559
3.5% 6/1/51 (e)	100,000	105,559
3.5% 6/1/51 (e)	75,000	79,169
3.5% 6/1/51 (e)	75,000	79,169
3.5% 7/1/51 (e)	100,000	105,622
3.5% 7/1/51 (e)	50,000	52,811
3.5% 7/1/51 (e)	50,000	52,811

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,513,169

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,037,819)		2,036,717

Asset-Backed Securities - 6.1%
AASET Trust Series 2019-1 Class A, 3.844% 5/15/39 (a)	$24,651	$24,734
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (a)(b)(c)(e)	250,000	250,000
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (a)(b)(c)	250,000	250,640
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	250,000	250,014
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (a)(b)(c)	253,000	253,773
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (a)(b)(c)	250,000	249,941
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5405% 5/29/32 (a)(b)(c)	250,000	250,018
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (a)(b)(c)	100,000	100,527
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	100,000	99,764
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	100,000	100,112
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 Class A, 2.94% 7/15/26 (a)	4,970	4,978
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	48,375	49,091
Class A2II, 4.03% 11/20/47 (a)	48,375	51,630
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (a)(b)(c)	260,000	260,015
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (a)(b)(c)	100,000	100,834
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	250,000	250,364
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (a)(b)(c)	250,000	249,935
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (a)(b)(c)	250,000	250,242
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (a)(b)(c)	250,000	249,695
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	55,034	56,710
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	86,196	86,096
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	80,925	84,776
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	51,350	51,336
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	11,507	11,553
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	218,396	218,081
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	46,000	48,554
1.884% 7/15/50 (a)	25,000	25,477
2.328% 7/15/52 (a)	16,000	16,258
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.4798% 4/18/33 (a)(b)(c)	250,000	251,247
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (a)(b)(c)	250,000	249,684
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	221,450	222,702
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	215,072	213,886
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (a)(b)(c)	250,000	250,335
TOTAL ASSET-BACKED SECURITIES
(Cost $5,063,558)		5,083,002

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (Cost $200,000)(a)(b)	200,000	204,214

Commercial Mortgage Securities - 2.6%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (a)(b)(c)	100,000	101,442
sequential payer Series 2019-BPR Class AMP, 3.287% 11/5/32 (a)	100,000	102,560
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (a)(b)(c)	34,000	34,466
BX Commercial Mortgage Trust floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(b)(c)	97,997	98,120
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.101% 11/15/32 (a)(b)(c)	98,241	98,428
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.726% 9/15/37 (a)(b)(c)	9,981	8,058
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.901% 11/15/35 (a)(b)(c)	70,000	70,021
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 1.901% 10/15/36 (a)(b)(c)	93,681	93,740
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	100,000	100,960
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(c)	99,410	99,440
COMM Mortgage Trust Series 2014-CR17 Class XA, 0.9629% 5/10/47 (b)(g)	73,480	1,688
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class B, 1 month U.S. LIBOR + 1.230% 1.331% 5/15/36 (a)(b)(c)	100,000	100,090
Series 2018-SITE Class D, 4.782% 4/15/36 (a)(b)	100,000	90,648
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.351% 12/15/30 (a)(b)(c)	76,000	71,906
GB Trust floater Series 2020-FLIX Class A, 1 month U.S. LIBOR + 1.120% 1.221% 8/15/37 (a)(b)(c)	100,000	100,373
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	20,000	21,129
Class DFX, 5.3503% 7/5/33 (a)	10,000	10,524
Class EFX, 5.5422% 7/5/33 (a)	10,000	10,304
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	200,000	200,126
Class E, 1 month U.S. LIBOR + 1.750% 1.851% 3/15/38(a)(b)(c)	100,000	100,250
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	25,000	25,010
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.351% 8/15/33 (a)(b)(c)	22,159	22,110
Class C, 1 month U.S. LIBOR + 1.500% 1.601% 8/15/33 (a)(b)(c)	53,952	53,656
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	65,000	68,425
Series 2018-H4 Class A4, 4.31% 12/15/51	11,000	12,600
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	10,000	10,292
Class C, 3.1771% 11/10/36 (a)(b)	10,000	10,094
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5493% 12/15/37 (a)(b)(c)	36,305	36,305
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (a)(b)(c)	33,914	33,829
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.91% 4/15/36 (a)(b)(c)	100,000	100,030
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	45,000	44,485
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	10,000	9,999
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.3% 5/15/31 (a)(b)(c)	200,000	200,380
Series 2018-C48 Class A5, 4.302% 1/15/52	10,000	11,578
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.029% 8/15/47 (b)(g)	747,663	19,398
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,200,274)		2,172,464

Municipal Securities - 0.4%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	140,785
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	143,592
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	68,000	87,226
TOTAL MUNICIPAL SECURITIES
(Cost $322,937)		371,603

Foreign Government and Government Agency Obligations - 1.2%
Argentine Republic:
0.125% 7/9/30 (h)	$34,250	$12,604
0.125% 7/9/35 (h)	62,749	20,641
1% 7/9/29	3,762	1,460
Dominican Republic 5.95% 1/25/27 (a)	100,000	112,844
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	215,000	233,275
3.875% 4/16/50 (a)	15,000	16,845
Indonesian Republic 3.85% 10/15/30	200,000	221,913
State of Qatar:
3.75% 4/16/30 (a)	250,000	283,563
4.4% 4/16/50 (a)	50,000	59,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $890,005)		962,520

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $99,855)	100,000	103,188
	Shares	Value

Fixed-Income Funds - 24.4%
Fidelity Emerging Markets Debt Central Fund (i)	235,619	2,162,984
Fidelity Floating Rate Central Fund (i)	49,984	5,026,410
Fidelity Mortgage Backed Securities Central Fund (i)	67,149	7,413,947
Fidelity Specialized High Income Central Fund (i)	59,064	5,856,790
TOTAL FIXED-INCOME FUNDS
(Cost $20,140,599)		20,460,131

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.03% (j)
(Cost $2,715,042)	2,714,499	2,715,042

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	$3,944
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	7,321
TOTAL PURCHASED SWAPTIONS
(Cost $11,638)			11,265
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $84,179,964)			86,418,297
NET OTHER ASSETS (LIABILITIES) - (2.9)%			(2,396,811)
NET ASSETS - 100%			$84,021,486

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 6/1/51	$(50,000)	$(50,862)
2% 6/1/51	(50,000)	(50,862)
2% 6/1/51	(50,000)	(50,862)

TOTAL GINNIE MAE		(152,586)

Uniform Mortgage Backed Securities
1.5% 6/1/36	(50,000)	(50,617)
1.5% 6/1/36	(50,000)	(50,617)
2.5% 6/1/51	(100,000)	(103,543)
2.5% 6/1/51	(100,000)	(103,543)
3% 6/1/51	(100,000)	(104,438)
3% 6/1/51	(100,000)	(104,438)
3.5% 6/1/51	(100,000)	(105,559)
3.5% 6/1/51	(50,000)	(52,780)
3.5% 6/1/51	(50,000)	(52,780)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(728,315)

TOTAL TBA SALE COMMITMENTS
(Proceeds $881,166)		$(880,901)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	$(39,846)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(2,247)

TOTAL PUT SWAPTIONS			(42,093)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	(835)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(3,198)

TOTAL CALL SWAPTIONS			(4,033)

TOTAL WRITTEN SWAPTIONS			$(46,126)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	Sept. 2021	$131,938	$381	$381
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2	Sept. 2021	441,469	(207)	(207)
TOTAL FUTURES CONTRACTS					$174

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$240,000	$(2,297)	$(3)	$(2,300)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$359,000	$596	$0	$596
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	12,000	66	0	66
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	395,000	(468)	0	(468)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	11,000	(100)	0	(100)

TOTAL INTEREST RATE SWAPS							$94	$0	$94

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,751,208 or 14.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,215.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $23,909.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,272
Fidelity Emerging Markets Debt Central Fund	67,740
Fidelity Floating Rate Central Fund	153,129
Fidelity Mortgage Backed Securities Central Fund	213,542
Fidelity Specialized High Income Central Fund	261,382
Total	$699,065

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	2,035,588	117,734	--	--	9,662	2,162,984	0.1%
Fidelity Floating Rate Central Fund	4,543,387	278,117	--	--	204,906	5,026,410	0.2%
Fidelity Mortgage Backed Securities Central Fund	8,908,383	513,541	1,800,000	10,235	(218,212)	7,413,947	0.4%
Fidelity Specialized High Income Central Fund	5,997,471	411,369	500,000	(20,765)	(31,285)	5,856,790	1.7%
Total	$21,484,829	$1,320,761	$2,300,000	$(10,530)	$(34,929)	$20,460,131

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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